Employee Benefits - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in unrecognized assets of defined benefit plans [abstract]
Irrecoverable surplus impact at 1 January	$ (111)	$ (168)	$ (137)
Interest expense	(10)	(17)	(17)
Changes excluding amounts included in interest expense	44	74	14
Irrecoverable surplus impact at 31 December	$ (77)	$ (111)	$ (168)